Stockholders' Equity - Share-based Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 24.3	$ 17.2
Losses and loss adjustment expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	0.6	0.1
Insurance related expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	1.1	0.2
Technology and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	6.8	2.4
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	5.0	2.1
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 10.8	$ 12.4